Financial Debt - Reimbursement cash advances (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Debt
Recoverable cash advances received	€ 7,627	€ 7,627
Amounts to be reimbursed	15,254	15,254
Amounts reimbursed at year-end (interests included)	(1,843)	(1,429)
Total Recoverable cash advances (undiscounted)	€ 13,411	€ 13,825